UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Global Real Estate Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Global Real Estate Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 93.91%		$16,779,972
(Cost $29,602,926)

Austria 4.96%		886,068
Commonwealth Property Office Fund (Office REIT)	333,905	178,105
Westfield Group (Retail REIT)	93,800	707,963

Bermuda 0.83%		148,846
Hongkong Land Holdings Ltd. (Real Estate Management & Development)	71,000	148,846

Canada 2.91%		519,386
Artis Real Estate Investment Trust (Retail REIT)	30,333	165,734
H&R Real Estate Investment Trust (Diversified REIT)	27,400	181,885
Retrocom Mid-Market Real Estate Investment Trust (Diversified REIT)	123,900	171,767

China 2.19%		390,820
Sino-Ocean Land Holdings Ltd. (Real Estate Development)	380,000	188,754
Soho China Ltd. (Real Estate Development)	565,000	202,066

France 4.31%		770,566
Societe Fonciere Lyonnaise SA (Office REIT)	5,537	180,688
Unibail-Rodamco (Retail REIT)	4,400	589,878

Hong Kong 20.26%		3,620,629
Cheung Kong (Holdings) Ltd. (Electric Utilities)	70,000	645,865
China Overseas Land & Investment Ltd. (Real Estate Development)	245,800	321,455
China Resources Land Ltd. (Real Estate Development)	264,000	304,921
Henderson Land Development Co. Ltd. (Real Estate Management & Development)	52,000	198,631
Keck Seng Investments Ltd. (Hotels, Resorts & Cruise Lines)	527,679	143,496
Melco Crown Entertainment Ltd. ADR (Casinos & Gaming) (I)	147,800	412,362
Road King Infrastructure Ltd. (Highways & Railtracks)	1,193,922	420,374
Shenzhen Investment Ltd. (Real Estate Management & Development)	2,058,730	350,326
Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	72,000	637,875
Wharf (Holdings) Ltd. (Real Estate Management & Development)	75,000	185,324

Japan 18.75%		3,351,032
Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	11,500	494,961
Frontier Real Estate Investment Corp. (Retail REIT)	18	92,718
Japan Real Estate Investment Corp. (Office REIT)	19	171,244
Japan Retail Fund Investment Corp. (Retail REIT)	65	285,884
Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	55,000	721,237
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	50,000	644,828
Nippon Building Fund, Inc. (Office REIT)	44	472,049
Sumitomo Realty & Development Co. Ltd. (Real Estate Management &
Development)	28,000	320,685
Tokyu REIT, Inc. (Diversified REIT)	23	147,426

Singapore 2.94%		524,410
Frasers Commercial Trust (Office REIT)	1,750,000	266,627
Lippo-Mapletree Indonesia Retail Trust (Retail REIT)	1,390,000	257,783

United Kingdom 3.99%		711,930
British Land Co. PLC (Diversified REIT)	41,227	269,074
Hammerson PLC (Retail REIT)	37,000	216,663
Land Securities Group PLC (Retail REIT)	22,700	226,193

United States 32.77%		5,856,285
Alexandria Real Estate Equities, Inc. (Office REIT)	5,100	302,634

John Hancock Global Real Estate Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

AMB Property Corp. (Industrial REIT)	7,700	124,124
AvalonBay Communities, Inc. (Residential REIT)	4,983	258,187
Boston Properties, Inc. (Office REIT)	7,700	333,410
Brandywine Realty Trust (Office REIT)	21,000	125,370
BRE Properties, Inc. (Class A) (Residential REIT)	5,700	144,723
CB Richard Ellis Group, Inc., (Class A) (Real Estate Services)	38,400	138,240
Corporate Office Properties Trust (Office REIT)	7,400	195,212
Digital Realty Trust, Inc. (Office REIT)	25,200	803,880
Douglas Emmett, Inc. (Office REIT)	17,300	160,890
Equity Residential (Residential REIT)	6,900	165,117
Essex Property Trust, Inc. (Residential REIT)	5,700	376,485
HCP, Inc. (Specialized REIT)	11,300	263,742
Healthcare Realty Trust, Inc. (Specialized REIT)	10,442	172,397
Host Hotels & Resorts, Inc. (Specialized REIT)	24,510	131,864
Mack-Cali Realty Corp. (Office REIT)	8,900	180,848
ProLogis Co. (Industrial REIT)	14,900	149,149
Simon Property Group, Inc. (Retail REIT)	12,370	531,663
SL Green Realty Corp. (Office REIT)	6,122	96,177
Tanger Factory Outlet Centers, Inc. (Retail REIT)	6,000	181,800
The Macerich Co. (Retail REIT)	13,300	196,042
Thomas Properties Group, Inc. (Real Estate Management & Development)	65,416	130,832
Vornado Realty Trust (Diversified REIT)	9,900	503,019
Washington Real Estate Investment Trust (Diversified REIT)	8,000	190,480

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Short-term investments 3.91%					$699,417
(Cost $699,417)
United States 3.91%					699,417
U.S. Treasury Bill (U.S. Government)	Zero	06-25-09	AAA	600	599,459
U.S. Treasury Bill (U.S. Government)	Zero	06-18-09	AAA	100	99,958
Total investments (Cost $30,302,343) † 97.82%					$17,479,389
Other assets and liabilities, net 2.18%					$389,402
Total net assets 100.00%					$17,868,791

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody Investors Service where Standard & Poor ratings are not available unless indicated otherwise.

(I) Non-income producing security.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $30,524,169. Net unrealized depreciation aggregated $13,044,780, of which $640,301 related to appreciated investment securities and $13,685,081 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation

Investments are stated at value as of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no

3

market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$6,788,033
Level 2 – Other Significant Observable
Inputs	10,691,356
Level 3 – Significant Unobservable Inputs	-	-
Total	$17,479,389

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Foreign currency translation

The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

4

Risks and uncertainties Real estate concentration risk

The Fund concentrates it investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with property values; increases in property taxes, operating expenses, interest rates or competition; zoning changes; and losses from casualty and condemnation.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of Funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

5

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Real Estate Fund.

050Q1 1/09
3/09

John Hancock

MUTUAL FUNDS

John Hancock Mid Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Mid Cap Equity Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value
Common stocks 97.79%		$14,139,855
(Cost $20,437,894)

Air Freight & Logistics 1.08%		156,765
Expeditors International Washington, Inc.	5,637	156,765

Airlines 2.71%		391,838
JetBlue Airways Corp. (I)	18,145	102,157
Ryanair Holdings PLC, SADR (I)	12,060	289,681

Apparel, Accessories & Luxury Goods 0.66%		95,645
Under Armour, Inc. (Class A) (I)	5,170	95,645

Application Software 4.15%		599,442
Concur Technologies, Inc. (I)	11,199	276,503
Salesforce.com, Inc. (I)	12,136	322,939

Asset Management & Custody Banks 2.99%		432,154
Eaton Vance Corp.	12,005	229,776
SEI Investments Co.	15,973	202,378

Automotive Retail 2.50%		361,834
O'Reilly Automotive, Inc. (I)	12,447	361,834

Biotechnology 3.76%		544,194
BioMarin Pharmaceutical, Inc. (I)	14,756	284,200
Onyx Pharmaceuticals, Inc. (I)	8,544	259,994

Casinos & Gaming 4.18%		604,259
Bally Technologies, Inc. (I)	15,900	321,021
Penn National Gaming, Inc. (I)	15,187	283,238

Coal & Consumable Fuels 0.68%		98,442
Alpha Natural Resources, Inc. (I)	6,032	98,442

Communications Equipment 2.81%		406,103
Harris Corp.	9,381	406,103

Computer & Electronics Retail 1.79%		258,951
Gamestop Corp. (Class A) (I)	10,450	258,951

Construction Materials 1.25%		180,365
Martin Marietta Materials, Inc.	2,240	180,365

Data Processing & Outsourced Services 0.90%		130,650
Euronet Worldwide, Inc. (I)	13,000	130,650

Education Services 1.53%		221,714
Devry, Inc.	4,138	221,714

Electronic Components 1.99%		287,650
Amphenol Corp. (Class A)	11,000	287,650

Fertilizers & Agricultural Chemicals 0.76%		110,450
CF Industries Holdings, Inc.	2,350	110,450

Gold 1.43%		206,739
Randgold Resources, Ltd., ADR	4,650	206,739

John Hancock Mid Cap Equity Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value
Health Care Equipment 10.28%		1,485,767
Gen-probe, Inc. (I)	7,104	319,822
Hologic, Inc. (I)	22,157	261,231
ResMed, Inc. (I)	8,693	346,851
St. Jude Medical, Inc. (I)	3,750	136,387
Thoratec Corp. (I)	7,115	206,122
Varian Medical Systems, Inc. (I)	5,800	215,354

Health Care Facilities 1.31%		189,020
Psychiatric Solutions, Inc. (I)	7,270	189,020

Health Care Supplies 3.35%		484,744
Align Technology, Inc. (I)	18,774	147,939
Inverness Medical Innovations, Inc. (I)	13,764	336,805

Independent Power Producers & Energy Traders 0.92%		132,802
NRG Energy, Inc. (I)	5,685	132,802

Industrial Gases 0.73%		105,930
Airgas, Inc.	3,000	105,930

Industrial Machinery 1.53%		221,353
Flowserve Corp.	2,425	129,277
Valmont Industries, Inc.	2,269	92,076

Insurance Brokers 1.47%		212,296
AON Corp.	5,730	212,296

Integrated Oil & Gas 3.18%		459,448
InterOil Corp. (I)	26,790	459,448

Internet Software & Services 2.45%		354,721
VistaPrint Ltd. (I)	15,490	354,721

Life Sciences Tools & Services 2.29%		330,617
Covance, Inc. (I)	4,096	158,105
QIAGEN NV (I)	10,059	172,512

Oil & Gas Equipment & Services 3.81%		550,306
Core Laboratories NV	3,150	211,649
FMC Technologies, Inc. (I)	5,080	150,317
IHS, Inc. (Class A) (I)	4,300	188,340

Oil & Gas Exploration & Production 3.42%		494,366
Denbury Resources, Inc. (I)	9,560	117,014
Range Resources Corp.	6,418	230,021
Southwestern Energy Co. (I)	4,655	147,331

Personal Products 0.96%		139,422
Alberto-Culver Co.	5,700	139,422

Pharmaceuticals 3.80%		549,798
Mylan, Inc. (I)	18,535	210,002
Shire PLC, ADR	7,781	339,796

Property & Casualty Insurance 1.32%		191,048
Axis Capital Holdings, Ltd.	7,875	191,048

John Hancock Mid Cap Equity Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value
Railroads 0.65%		94,160
Kansas City Southern (I)	5,185	94,160

Regional Banks 1.21%		175,168
Cullen/Frost Bankers, Inc.	4,002	175,168

Research & Consulting Services 2.94%		425,493
FTI Consulting, Inc. (I)	2,724	111,711
Stantec, Inc. (I)	14,460	313,782

Restaurants 2.06%		297,593
Chipotle Mexican Grill, Inc. (Class A) (I)	6,231	297,593

Security & Alarm Services 1.37%		197,853
Corrections Corp. of America (I)	14,358	197,853

Semiconductor Equipment 2.73%		395,119
Lam Research Corp. (I)	11,620	234,840
Varian Semiconductor Equipment Associates, Inc. (I)	8,418	160,279

Semiconductors 2.63%		379,954
Atheros Communications (I)	9,172	110,156
Broadcom Corp. (Class A) (I)	7,640	121,094
Silicon Laboratories, Inc. (I)	6,457	148,704

Soft Drinks 2.06%		297,781
Hansen Natural Corp. (I)	8,889	297,781

Specialized Finance 1.26%		181,493
IntercontinentalExchange, Inc. (I)	3,188	181,493

Specialty Stores 2.37%		341,952
PetSmart, Inc.	18,218	341,952

Steel 0.42%		60,010
Cliffs Natural Resources, Inc.	2,590	60,010

Trucking 1.08%		156,781
J.B. Hunt Transport Services, Inc.	7,040	156,781

Wireless Telecommunication Services 1.02%		147,665
American Tower Corp. (Class A) (I)	4,867	147,665

Total investments (Cost $20,437,894)† 97.79%		$14,139,855

Other assets and liabilities, net 2.21%		$319,132

Total net assets 100.00%		$14,458,987

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

SADR Sponsored American Depositary Receipt

(I) Non-income producing security.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $20,571,638. Net unrealized depreciation aggregated $6,431,783, of which $266,281 related to appreciated investment securities and $6,698,064 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$14,139,855	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$14,139,855	-

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Risks and uncertainties

Concentration risk

The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Medium-size company risk

Stocks of medium-size companies tend to be more volatile than those of large companies, and may underperform stocks of either large or small companies. Mid-cap companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Given this, mid-cap stock may be thinly traded, leading to additional liquidity risk due to the inabilities to trade in large volume.

Risk associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

5

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

810Q1 1/09
3/09

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: March 20, 2009